OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 185	$ 142	$ 102
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	58	50	34
Employees Benefits [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	10		5
Benefits To The Personnel [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses		8
Defined Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	18	9	7
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	29	30	32
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	37	19	2
Directors And Syndicates Fees [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	7	7	6
Property Plant And Equipment Depreciations [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	7	6	5
Maintenances [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	2
Transport And Per Diem [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	1
Rental And Insurance [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Surveillance And Security [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	8	6	5
Communications [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Other [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 4		$ 1